Future accounting developments	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Future accounting developments
4.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 4 of the Bank’s audited consolidated financial statements in the 2025 Annual Report.